Other Income (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Other Operating Income [Abstract]
Gain on remeasurement of deferred income	$ 4,546	$ 0		$ 0
Government grants and incentives	251	432		598
Income from sale of tax benefits under flow through share arrangements	6,084	5,294		2,578
Other income	439	405		1,097
Total other income	$ 11,320	$ 6,131	[1]	$ 4,273	[1]

[1]	Refer to Note 32 for details on restatement of prior period comparatives.